Financing Receivables and Allowance for Losses on Financing Receivables (Net Investment in Financing Leases) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Financing Leases [Abstract]
Capital Leases, Future Minimum Payments Receivable	$ 26,629	$ 29,864
Principal and interest on third-party nonrecourse debt	(2,791)	(3,457)
Net Rentals Receivable	23,838	26,407
Estimated unguaranteed residual value of leased assets	4,168	4,875
Deferred income	(3,659)	(4,596)
Loans and leases receivable, Gross	24,347	26,686
Allowance for losses	(180)	(202)
Deferred taxes	(4,044)	(4,078)
Net investment in financing leases	20,123	22,406
Direct Financing Leases [Abstract]
Total minimum lease payments receivables	22,085	24,492
Principal and interest on third-party nonrecourse debt	0	0
Net rentals receivable	22,085	24,492
Estimated unguaranteed residual value of leased assets	2,445	2,885
Deferred income	(2,749)	(3,542)
Investment in financing leases, net of deferred income	21,781	23,835
Allowance for losses	(165)	(192)
Deferred taxes	(2,250)	(1,788)
Net investment in financing leases	19,366	21,855
Leveraged leases
Total minimum lease payments receivables	4,544	5,372
Principal and interest on third-party nonrecourse debt	(2,791)	(3,457)
Net rentals receivable	1,753	1,915
Estimated unguaranteed residual value of leased assets	1,723	1,990
Deferred income	(910)	(1,054)
Investment in financing leases, net of deferred income	2,566	2,851
Allowance for losses	(15)	(10)
Deferred taxes	(1,794)	(2,290)
Net investment in financing leases	757	551
Initial direct costs on direct financing leases	284	317
Pre-tax income	111	30
Income tax	$ 43	$ 11